Subsequent Events (Details Narrative) $ / shares in Units, shares in Millions							1 Months Ended		12 Months Ended
	Nov. 02, 2023 USD ($)	Oct. 01, 2023 USD ($) ft²	Jul. 13, 2023	Mar. 10, 2023	Jan. 02, 2021	May 02, 2019	Jun. 27, 2023 USD ($)	Jun. 22, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)
Accounts payable								$ 37,400,000	$ 216,718	$ 173,694	$ 592,199
Principal payments of debt amount								$ 2,200,000
Accrued interest								6.00%
Repayment amount of note									0	$ 2,490,000
Lease expiration date			Oct. 31, 2027		Feb. 28, 2024	Apr. 30, 2024
Description of merging agreement with BYTE								the note is convertible into common shares of the common at the lower of $6.50 or 65% of the average price of stock trades over the past five days with a floor conversion price of $4
Convertible common shares issued | shares								30,201
Exercise price for shares issued | $ / shares								$ 6.50
Debt maturity date								June 2024
Subsequent Event
Proceeds from issuance of senior secured convertible promissory notes	$ 600,000
Repayment amount of note	$ 660,000
Repayment amount of note percentage	110.00%
Maturity date of note	Sep. 30, 2024
Interest rate per annum	6.00%
Lease expiration date		Oct. 31, 2027
Lease area | ft²		15,567
Lease monthly payment		$ 25,000
Lease monthly payment increases		3.00%
Business Combination Agreement [Member]
Ownership in equity shares				100.00%
Proceeds from shares issued							$ 22,500,000
Additional shares amount received							5,000,000
Non-redemption agreements							7,000,000
Transaction expenses							2,000,000
Acquisition pre-money equity value							$ 225,000,000
Mr Huang and Mr Xu [Member]
Proceeds from repayment of related party debt									200,000
Advanced to related party									$ 1,150,000